Retirement plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2021	Dec 31 2020
Accrued benefit obligations:
Balance, beginning of year	$78,810	$66,061
Current service cost	3,232	3,016
Interest cost on accrued benefit obligations	1,619	1,794
Benefit payments	(9,188)	(2,227)
Settlements	(123)	—
Actuarial (gain) loss	(7,911)	7,120
Foreign exchange (gain) loss	(4,231)	3,046
Balance, end of year	62,208	78,810
Fair values of plan assets:
Balance, beginning of year	46,958	43,891
Interest income on assets	1,057	1,260
Contributions	7,528	1,182
Benefit payments	(9,188)	(2,227)
Return on plan assets	2	1,940
Foreign exchange gain	251	912
Balance, end of year	46,608	46,958
Unfunded status	15,600	31,852
Minimum funding requirement	—	—
Defined benefit obligation, net	$15,600	$31,852

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income (loss) for the years ended December 31, 2021 and 2020 is as follows:

For the years ended December 31	2021	2020
Net defined benefit pension plan expense:
Current service cost	$3,232	$3,016
Net interest cost	562	534
Cost of settlement	(123)	—
Total net defined benefit pension plan expense	$3,671	$3,550

Expense recognized in other comprehensive income
The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021 and 2020, are as follows:

For the years ended December 31	2021	2020
Actuarial gain (loss)	$7,499	$(5,413)

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2021 and 2020 is as follows:

As at	Dec 31 2021	Dec 31 2020
Equity securities	19%	18%
Debt securities	54%	57%
Cash and other short-term securities	27%	25%
Total	100%	100%